                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08044
                                  ---------------------------------------------

                    Morgan Stanley High Yield Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                          SEMI-ANNUAL REPORT
MORGAN STANLEY HIGH YIELD FUND, INC.
                                                          JUNE 30, 2003
DIRECTORS
MICHAEL BOZIC             RONALD E. ROBISON
CHARLES A. FIUMEFREDDO    EXECUTIVE VICE PRESIDENT
EDWIN J. GARN             AND PRINCIPAL EXECUTIVE
WAYNE E. HEDIEN           OFFICER
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON     JOSEPH McALINDEN
JOSEPH J. KEARNS          VICE PRESIDENT
MICHAEL NUGENT
PHILIP J. PURCELL         BARRY FINK
FERGUS REID               VICE PRESIDENT

OFFICERS                  STEFANIE V. CHANG
CHARLES A. FIUMEFREDDO    VICE PRESIDENT
CHAIRMAN OF THE BOARD
                          JAMES W. GARRETT           [MORGAN STANLEY LOGO]
MITCHELL M. MERIN         TREASURER AND CHIEF
PRESIDENT                 FINANCIAL OFFICER

                          MICHAEL LEARY
                          ASSISTANT TREASURER        MORGAN STANLEY
                                                     HIGH YIELD FUND, INC.
                          MARY E. MULLIN
                          SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION, INCLUDING THE
FUND'S NET ASSET VALUE PER SHARE AND INFORMATION
REGARDING THE INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726 OR VISIT
OUR WEBSITE AT www.morganstanley.com/im.
                                                     MORGAN STANLEY
                                                     INVESTMENT MANAGEMENT INC.
                                                     INVESTMENT ADVISER
(C) 2003 MORGAN STANLEY

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           Overview

LETTER TO STOCKHOLDERS

PERFORMANCE

For the six months ended June 30, 2003, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return of 24.28% compared to 17.32% for the CSFB High Yield Index (the "Index"). On June 30, 2003, the closing price of the Fund's shares on the New York Stock Exchange was $6.49, representing a 0.6% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE
   - The high yield market roared ahead during the first half of 2003 and posted its highest six month return since 1991. High yield mutual fund inflows, over $20 billion in 2003, were at their highest levels ever and this easily overcame a large new issue calendar later in the period. Other factors aiding the high yield market were an improved equity market, a declining default rate and better earning results by many companies.

   - Lower-rated bonds led this advance as CCC-rated securities returned over 30% for the period while bonds rated BB returned a solid, but less spectacular 12%. The spread of the Index tightened by 271 basis points to close at 676 over treasuries, the tightest spread since April of 2000. It also should be noted that the combination of recent spread tightening and historically low treasury yields have caused the yield of the high yield market to fall below 10% for the first time since the summer of 1998. In addition, slightly over 70% of the market is trading at or above par as compared to only 39% at the end of October of last year.

   - The sectors that performed poorly for much of 2002 led the market during the period with wireless communications (+35%, Index return), utilities (+35%), telecommunications (+33%), cable (+30%) and information technology (+24%) all posting spectacular returns. No industries showed negative returns over the six months, but the laggards were consumer products, metals and food & drug which all returned close to 7%.

   - Security selection in wireless communications, telecommunications and broadcasting benefited relative results during the quarter, as did an underweight to consumer products. On the negative side, our underweight to utilities and airlines along with our higher quality portfolio detracted from relative returns.

MANAGEMENT STRATEGIES
   - The large new issue calendar provided us with a few opportunities to purchase new positions for the Fund during the period.

   - Our main overweighted sectors are in manufacturing, chemicals, housing and wireless communications, while our main sector underweights include utilities, consumer products, telecommunications, aerospace and services.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

                                                                   July 2003

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           STATEMENT OF NET ASSETS
                                           June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES(93.1%)
=======================================================================================
AEROSPACE (0.4%)
Air Canada
  10.25%, 3/15/11                                    $      890(d),(e)       $      401
=======================================================================================
BROADCASTING (2.9%)
Interep National Radio Sales, Inc., 'B'
  10.00%, 7/1/08                                            631                     536
Nextmedia Operating, Inc.
  10.75%, 7/1/11                                            757(a)                  848
Salem Communications Holding Corp., 'B'
  9.00%, 7/1/11                                             750(a)                  807
TV Azteca SA de CV, 'B'
  10.50%, 2/15/07                                           765(a)                  757
---------------------------------------------------------------------------------------
                                                                                  2,948
=======================================================================================
BUSINESS SERVICES (0.9%)
JSG Funding plc
  10.125%, 10/1/12                                   EUR    746                     928
=======================================================================================
CABLE (6.1%)
Avalon Cable LLC
  11.875%, 12/1/08                                   $      160(c)                  153
British Sky Broadcasting Group plc
  8.20%, 7/15/09                                            850(a)                1,007
Charter Communications Holdings LLC
  0.00%, 1/15/11                                            642(a),(c)              334
  0.00%, 5/15/11                                            375(a),(c)              190
  8.25%, 4/1/07                                             160                     123
  10.25%, 1/15/10                                           392                     296
  10.75%, 10/1/09                                           145                     112
CSC Holdings, Inc.
  7.25%, 7/15/08                                            110                     110
  8.125%, 7/15/09                                           555                     573
  9.875%, 2/15/13                                           150                     157
  10.50%, 5/15/16                                           145                     158
DirecTV Holdings LLC
  8.375%, 3/15/13                                           720(a),(b)              803
Echostar DBS Corp.
  9.125%, 1/15/09                                           891(a)                  996
Pegasus Communications Corp., 'B'
  9.75%, 12/1/06                                            170                     154
  12.50%, 8/1/07                                             90                      83
Pegasus Satellite Communications Corp.
  13.50%, 3/1/07                                            120(c)                  100
  12.375%, 8/1/06                                            55                      52
Renaissance Media Group
  10.00%, 4/15/08                                            65(c)                   64
Rogers Cable, Inc.
  6.25%, 6/15/13                                     $      270(b)           $      269
Satelites Mexicanos SA de CV, 'B'
  10.125%, 11/1/04                                        1,105                     508
---------------------------------------------------------------------------------------
                                                                                  6,242
=======================================================================================
CHEMICALS (6.5%)
Acetex Corp.
  10.875%, 8/1/09                                           456                     507
Avecia Group plc
  11.00%, 7/1/09                                            457                     413
Equistar Chemicals LP
  10.125%, 9/1/08                                           601(a)                  619
  10.625%, 5/1/11                                           145(b)                  148
FMC Corp.
  10.25%, 11/1/09                                           300                     338
Huntsman Advanced Materials LLC
  11.00%, 7/15/10                                           235(b)                  244
Huntsman ICI Chemicals
  10.125%, 7/1/09                                           298(a)                  286
  10.125%, 7/1/09                                    EUR    405                     433
Huntsman International LLC
  9.875%, 3/1/09                                     $       75(b)                   78
ISP Chemco, Inc.
  10.25%, 7/1/11                                            375(a)                  424
ISP Holdings, Inc., 'B'
  10.625%, 12/15/09                                         330(a)                  351
Lyondell Chemical Co.
  9.50%, 12/15/08                                           347                     330
  9.625%, 5/1/07                                            413(a)                  405
Messer Griesheim Holding AG
  10.375%, 6/1/11                                    EUR    755                     977
Millennium America, Inc.
  9.25%, 6/15/08                                     $      438                     471
Rhodia SA
  8.875%, 6/1/11                                            610(b)                  631
---------------------------------------------------------------------------------------
                                                                                  6,655
=======================================================================================
CONSUMER PRODUCTS (0.6%)
Oxford Industries, Inc.
  8.875%, 6/1/11                                            255(b)                  268
Safilo Capital International SA
  9.625%, 5/15/13                                    EUR    245(b)                  295
---------------------------------------------------------------------------------------
                                                                                    563
=======================================================================================
DIVERSIFIED MEDIA (4.8%)
Alliance Atlantis Communications, Inc.
  13.00%, 12/15/09                                   $      735                     837

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           STATEMENT OF NET ASSETS
                                           June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
DIVERSIFIED MEDIA (CONT'D)
Donnelley (R.H.) Finance Corp.
  10.875%, 12/15/12                                  $      353(b)           $      411
Hollinger Participation Trust
  12.125%, 11/15/10                                         610(b)                  684
Houghton Mifflin Co.
  8.25%, 2/1/11                                             270(b)                  285
  9.875%, 2/1/13                                            230(b)                  250
Muzak LLC/Muzak Finance Corp.
  9.875%, 3/15/09                                           558                     530
  10.00%, 2/15/09                                           400(b)                  419
PEI Holdings, Inc.
  11.00%, 3/15/10                                           260(b)                  287
Primedia, Inc.
  8.875%, 5/15/11                                           600(a)                  631
Vivendi Universal
  9.25%, 4/15/10                                            510(b)                  580
---------------------------------------------------------------------------------------
                                                                                  4,914
=======================================================================================
ENERGY (7.7%)
BRL Universal Equipment, '01A'
  8.875%, 2/15/08                                           702                     761
Chesapeake Energy Corp.
  8.125%, 4/1/11                                            800(a)                  862
Citgo Petroleum Corp.
  11.375%, 2/1/11                                           260(b)                  290
El Paso Energy Partners LP
  8.50%, 6/1/10                                             165(a),(b)              177
El Paso Production Holding Co.
  7.75%, 6/1/13                                             530(b)                  529
Frontier Escrow Corp.
  8.00%, 4/15/13                                            175(b)                  183
GulfTerra Energy Partners LP
  10.625%, 12/1/12                                          693                     801
Hanover Equipment Trust
  8.50%, 9/1/08 '01A'                                       445                     467
  8.75%, 9/1/11 '01B'                                       320                     336
Husky Oil Ltd.
  8.90%, 8/15/28                                            856(a)                  988
Magnum Hunter Resources, Inc.
  9.60%, 3/15/12                                            355                     390
MSW Energy Holdings LLC
  8.50%, 9/1/10                                             105(b)                  108
Pemex Project Funding Master Trust
  9.125%, 10/13/10                                          345(a)                  417
Tesoro Petroleum Corp.
  9.00%, 7/1/08                                      $      250              $      226
  9.625%, 4/1/12                                            366                     335
Vintage Petroleum, Inc.
  7.875%, 5/15/11                                           135                     145
  8.625%, 2/1/09                                            470                     483
  9.75%, 6/30/09                                            325                     349
---------------------------------------------------------------------------------------
                                                                                  7,847
=======================================================================================
FINANCIAL (1.5%)
Aetna, Inc.
  7.875%, 3/1/11                                            615(a)                  747
iStar Financial, Inc.
  8.75%, 8/15/08                                            685                     747
---------------------------------------------------------------------------------------
                                                                                  1,494
=======================================================================================
FOOD & DRUG (2.9%)
Ahold Finance USA, Inc.
  8.25%, 7/15/10                                            510                     523
CA FM Lease Trust
  8.50%, 7/15/17                                            831(b)                  918
Delhaize America, Inc.
  8.125%, 4/15/11                                           840(a)                  920
Dominos, Inc.
  8.25%, 7/1/11                                             325(b)                  335
Merisant Co.
  9.50%, 7/15/13                                            280(b)                  289
---------------------------------------------------------------------------------------
                                                                                  2,985
=======================================================================================
FOOD & TOBACCO (2.0%)
Michael Foods, Inc., 'B'
  11.75%, 4/1/11                                            573                     659
Pilgrim's Pride Corp.
  9.625%, 9/15/11                                           365                     390
Smithfield Foods, Inc.
  7.625%, 2/15/08                                           945(a)                  971
---------------------------------------------------------------------------------------
                                                                                  2,020
=======================================================================================
FOREST PRODUCTS (6.4%)
Abitibi-Consolidated, Inc.
  6.00%, 6/20/13                                            645                     614
Georgia Pacific Corp.
  8.875%, 2/1/10                                            960(a),(b)            1,042
Indah Kiat Finance (Mauritius)
  10.00%, 7/1/07                                            470(d),(e)              180
Norampac, Inc.
  6.75%, 6/1/13                                             295(b)                  310

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           STATEMENT OF NET ASSETS
                                           June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
FOREST PRODUCTS (CONT'D)
Owens-Brockway
  7.75%, 5/15/11                                     $       50(b)           $       53
  8.75%, 11/15/12                                           125                     136
Owens-Illinois, Inc.
  7.50%, 5/15/10                                            850(a)                  833
Pacifica Papers, Inc.
  10.00%, 3/15/09                                           707                     753
Pindo Deli Finance (Mauritius)
  10.75%, 10/1/07                                           905(d),(e)              233
Pliant Corp.
  13.00%, 6/1/10                                            482                     453
Riverwood International Corp.
  10.875%, 4/1/08                                           601(a)                  616
Tekni-Plex, Inc.
  12.75%, 6/15/10                                           310                     302
Tekni-Plex, Inc., 'B'
  12.75%, 6/15/10                                           213                     207
TEMBEC Industries, Inc.
  8.50%, 2/1/11                                             745(a)                  738
---------------------------------------------------------------------------------------
                                                                                  6,470
=======================================================================================
GAMING & LEISURE (6.9%)
Harrah's Operating Co., Inc.
  8.00%, 2/1/11                                             623(a)                  751
Hilton Hotels Corp.
  7.625%, 12/1/12                                           185                     203
  7.95%, 4/15/07                                            647(a)                  696
Horseshoe Gaming Holdings Corp., 'B'
  8.625%, 5/15/09                                           877(a)                  930
Host Mariott Corp.,
  7.875%, 8/1/05 'A'                                        205                     209
  7.875%, 8/1/08 'B'                                        283                     287
Lodgenet Entertaiment Corp.
  9.50%, 6/15/13                                            295                     302
Park Place Entertainment Corp.
  7.875%, 12/15/05                                          355                     378
  8.50%, 11/15/06                                           250                     276
  8.875%, 9/15/08                                           250                     276
Starwood Hotels & Resorts Worldwide, Inc.
  7.375%, 5/1/07                                            170                     179
  7.875%, 5/1/12                                            690                     755
Station Casinos, Inc.
  8.375%, 2/15/08                                         1,150(a)                1,242
Venetian Casino Resort LLC
  11.00%, 6/15/10                                    $      490(a)           $      552
---------------------------------------------------------------------------------------
                                                                                  7,036
=======================================================================================
HEALTH CARE (5.9%)
AmerisourceBergen Corp.
  8.125%, 9/1/08                                            594(a)                  653
Apogent Technologies, Inc.
  6.50%, 5/15/13                                            215(b)                  222
Anthem Insurance Cos., Inc.
  9.125%, 4/1/10                                            396(b)                  498
Fisher Scientific International, Inc.
  7.125%, 12/15/05                                          310                     324
  8.125%, 5/1/12                                            405(b)                  433
Fresenius Medical Care Capital Trust II
  7.875%, 2/1/08                                            865                     913
HCA, Inc.
  6.91%, 6/15/05                                            905(a)                  960
Health Net, Inc.
  8.375%, 4/15/11                                           405(a)                  492
Manor Care, Inc.
  6.25%, 5/1/13                                             160(b)                  166
  7.50%, 6/15/06                                             55                      60
  8.00%, 3/1/08                                             189                     213
Omnicare, Inc., 'B'
  8.125%, 3/15/11                                           322                     350
Tenet Healthcare Corp
  6.50%, 6/1/12                                             467(a)                  433
  7.375%, 2/1/13                                            270                     260
---------------------------------------------------------------------------------------
                                                                                  5,977
=======================================================================================
HOUSING (5.7%)
C.B. Richard Ellis Services, Inc.
  11.25%, 6/15/11                                           807                     865
CBRE Escrow, Inc.
  9.75%, 5/15/10                                             50(b)                   53
Jacuzzi Brands, Inc.
  9.625%, 7/1/10                                            230                     230
KB Home
  7.75%, 2/1/10                                             490(a)                  530
LNR Property Corp.
  7.625%, 7/15/13                                           745(b)                  752
Louisiana-Pacific Corp.
  8.875%, 8/15/10                                           145                     166
  10.875%, 11/15/08                                         278(a)                  317

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           STATEMENT OF NET ASSETS
                                           June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
HOUSING (CONT'D)
Meritage Corp.
  9.75%, 6/1/11                                      $      240(b)           $      265
Nortek Holdings, Inc.
  9.25%, 3/15/07                                            130                     134
Schuler Homes, Inc.
  9.375%, 7/15/09                                           660                     746
Technical Olympic USA, Inc.
  9.00%, 7/1/10                                             463                     497
  10.375%, 7/1/12                                           480                     512
  10.375%, 7/1/12                                            35(b)                   37
Toll Corp.
  8.25%, 2/1/11                                             585(a)                  652
---------------------------------------------------------------------------------------
                                                                                  5,756
=======================================================================================
INFORMATION TECHNOLOGY (4.4%)
Avaya, Inc.
  11.125%, 4/1/09                                           690                     755
Fairchild Semiconductor International, Inc.
  10.375%, 10/1/07                                          169                     177
  10.50%, 2/1/09                                            425(a)                  478
Flextronics International Ltd.
  9.875%, 7/1/10                                            575                     630
Iron Mountain, Inc.
  7.75%, 1/15/15                                            375(a)                  397
  8.625%, 4/1/13                                            570(a)                  610
Solectron Corp. (Convertible)
  Zero Coupon, 11/20/20                                     915                     508
Xerox Capital Europe plc
  5.875%, 5/15/04                                           350                     352
Xerox Corp.
  7.125%, 6/15/10                                           600                     599
---------------------------------------------------------------------------------------
                                                                                  4,506
=======================================================================================
MANUFACTURING (5.5%)
ABB Finance, Inc.
  11.00%, 1/15/08                                    EUR    455                     525
ABB International Finance Ltd.
  6.75%, 6/3/04                                      $      100                      98
Brand Services, Inc.
  12.00%, 10/15/12                                          285                     324
Eagle-Picher Industries, Inc.
  9.375%, 3/1/08                                            330                     308
Flowserve Corp.
  12.25%, 8/15/10                                           543(a)                  633
Johnsondiversey Inc
  9.625%, 5/15/12                                    $      511              $      571
  9.625%, 5/15/12                                    EUR    235                     290
Manitowoc Co., Inc. (The)
  10.375%, 5/15/11                                          768                     946
  10.50%, 8/1/12                                     $       55                      61
NMHG Holding Co.
  10.00%, 5/15/09                                           365                     401
Trimas Corp.
  9.875%, 6/15/12                                           622                     638
  9.875%, 6/15/12                                           225(b)                  231
Tyco International Group SA
  6.75%, 2/15/11                                            551(a)                  584
---------------------------------------------------------------------------------------
                                                                                  5,610
=======================================================================================
METALS (2.6%)
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                            515(d),(e)               --@
Murrin Murrin Holdings Property Ltd.
  9.375%, 8/31/07                                         1,595(d),(e)               --@
Oregon Steel Mills, Inc.
  10.00%, 7/15/09                                           495(a)                  446
Phelps Dodge Corp.
  8.75%, 6/1/11                                             846(a)                  995
Republic Engineered Products LLC
  10.00%, 8/16/09                                           136                      33
Republic Technologies International LLC
  13.75%, 7/15/09                                           720(f)                    7
UCAR Finance, Inc.
  10.25%, 2/15/12                                           530                     519
United States Steel Corp.
  9.75%, 5/15/10                                            660                     670
---------------------------------------------------------------------------------------
                                                                                  2,670
=======================================================================================
RETAIL (1.3%)
Gap, Inc.
  6.90%, 9/15/07                                            155                     167
  10.55%, 12/15/08                                          300(a)                  365
Penney (JC) Co., Inc.
  6.875%, 10/15/15                                          102(a)                   95
  7.60%, 4/1/07                                              90                      94
  7.95%, 4/1/17                                             190                     188
  8.00%, 3/1/10                                              95                     100
  9.00%, 8/1/12                                             273(a)                  296
---------------------------------------------------------------------------------------
                                                                                  1,305
=======================================================================================
SERVICES (1.2%)
Allied Waste North America 'B'
  8.875%, 4/1/08                                          1,076(a)                1,167

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           STATEMENT OF NET ASSETS
                                           June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
SERVICES (CONT'D)
Encompass Services Corp.
  10.50%, 5/1/09                                     $      405(d),(e)       $       --@
---------------------------------------------------------------------------------------
                                                                                  1,167
=======================================================================================
TELECOMMUNICATIONS (1.2%)
Esprit Telecommunications Group plc
  11.50%, 12/15/07                                   EUR    665(d),(e),(f)
Exodus Communications, Inc.
  11.625%, 7/15/10                                   $    1,187(d),(e),(f)           71
Globix Corp.
  12.50%, 2/1/10                                          1,865(d),(e)               --@
Globix Corp. PIK
  11.00%, 5/1/08                                            352(d),(e)              264
Primus Telecommunications Group, Inc.
  11.25%, 1/15/09                                           290                     268
Primus Telecommunications Group, Inc. 'B'
  9.875%, 5/15/08                                           190                     169
Qwest Corporation
  6.625%, 9/15/05                                           160                     163
Rhythms NetConnections, Inc., 'B'
  13.50%, 5/15/08                                         2,609(d),(e),(f)           --@
  14.00%, 2/15/10                                         1,491(d),(e),(f)           --@
Vatel, Inc.
  12.50%, 4/15/08                                         2,400(d),(e),(f)           --@
WorldCom, Inc.
  6.95%, 8/15/28
  8.25%, 5/15/31                                            885(d),(e)              261
XO Communications, Inc.
  9.45%, 4/15/08                                          2,750(d),(e)               --@
  10.75%, 11/15/08                                          550(d),(e)               --@
---------------------------------------------------------------------------------------
                                                                                  1,196
=======================================================================================
TRANSPORTATION (4.5%)
ArvinMeritor, Inc.
  8.75%, 3/1/12                                             321                     360
AutoNation, Inc.
  9.00%, 8/1/08                                             552(a)                  613
Collins & Aikman Products Corp.
  10.75%, 12/31/11                                          387                     340
Intermet Corp.
  9.75%, 6/15/09                                            526                     505
Laidlaw International, Inc.
  10.75%, 6/15/11                                           590(b)                  620
Lear Corp., 'B'
  8.11%, 5/15/09                                            720                     825
Metaldyne Corp.
  11.00%, 6/15/12                                           422                     350
Sonic Automotive, Inc.
  11.00%, 8/1/08                                     $      290              $      307
TRW, Inc.
  9.375%, 2/15/13                                           625(b)                  678
---------------------------------------------------------------------------------------
                                                                                  4,598
=======================================================================================
UTILITIES (6.1%)
AES Corp.
  8.875%, 2/15/11                                            59                      58
  9.00%, 5/15/15                                            570(b)                  596
  9.375%, 9/15/10                                            88                      88
Allegheny Energy, Inc.
  7.75%, 8/1/05                                             215                     215
Calpine Corp.
  8.50%, 2/15/11                                            414(a)                  311
CMS Energy Corp.
  7.50%, 1/15/09                                             75                      74
  8.50%, 4/15/11                                            450                     470
Dynegy Holdings, Inc.
  6.875%, 4/1/11                                            708(a)                  595
Ipalco Enterprises, Inc.
  8.625%, 11/14/11                                          165                     181
Monongahela Power Co.
  5.00%, 10/1/06                                            570                     566
Northwest Pipeline Corp.
  8.125%, 3/1/10                                            115                     124
PG & E Generating Co.
  6.875%, 7/15/08                                           265(b)                  275
PSEG Energy Holdings, Inc.
  7.75%, 4/16/07                                            255(b)                  270
  8.625%, 2/15/08                                           601(a)                  646
Southern California Edison Co.
  8.00%, 2/15/07                                            270(b)                  296
Southern Natural Gas Corp.
  8.875%, 3/15/10                                           235(b)                  256
Transcont Gas Pipelines Corp.
  8.875%, 7/15/12                                           210                     237
Williams Cos., Inc.
  7.875%, 9/1/21                                            620                     604
  9.25%, 3/15/04                                            340                     348
---------------------------------------------------------------------------------------
                                                                                  6,210
=======================================================================================
WIRELESS COMMUNICATIONS (5.1%)
American Cellular Corp.
  9.50%, 10/15/09                                         1,024                     512
American Tower Corp.
  6.25%, 10/15/09                                         1,030                     953
  9.375%, 2/1/09                                             70                      70

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           STATEMENT OF NET ASSETS
                                           June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                           FACE
                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (CONT'D)
Dobson/Sygnet Communications
  10.875%, 7/1/10                                    $      525              $      567
Nextel Communications, Inc.
  10.65%, 9/15/07                                           885(a),(c)              914
Nextel Partners, Inc.
  8.125%, 7/1/11                                            145(b)                  145
  11.00%, 3/15/10                                           340                     367
PTC International Finance II SA
  11.25%, 12/1/09                                    EUR    460                     591
SBA Communications Corp.
  10.25%, 2/1/09                                     $      308                     283
  12.00%, 3/1/08                                            739(c)                  756
---------------------------------------------------------------------------------------
                                                                                  5,158
=======================================================================================
TOTAL CORPORATE BONDS AND NOTES
  (Cost $99,585)                                                                 94,656
=======================================================================================
SOVEREIGN & EMERGING MARKETS (1.0%)
=======================================================================================
Federative Republic of Brazil Bond, 'C' PIK
  8.00%, 4/15/14                                            739                     652
Republic of Colombia
  9.75%, 4/23/09                                            265(a)                  306
---------------------------------------------------------------------------------------
TOTAL SOVEREIGN & EMERGING MARKETS
  (Cost $810)                                                                       958
=======================================================================================

                                                         SHARES
---------------------------------------------------------------------------------------
COMMON STOCKS (1.1%)

TELECOMMUNICATIONS (0.6%)
  Globix Corp.                                           42,776(e)                  124
  Song Networks Holding AB                               98,751(e)                  464
  Song Networks Holding AB                               10,692(f)                    8
  Song Networks Holding AB
    ADR                                                  33,640(e),(f)               --@
  Viatel Holding (Bermuda)
    Ltd.                                                  7,380                       6
  XO Communications, Inc.                                 2,858(e)                   21
---------------------------------------------------------------------------------------
                                                                                    623
=======================================================================================
WIRELESS COMMUNICATIONS (0.5%)
  Motient Corp.                                          98,120(e)                  544
=======================================================================================
TOTAL COMMON STOCKS
  (Cost $1,459)                                                                   1,167
=======================================================================================

                                                                                  VALUE
                                                         SHARES                   (000)
---------------------------------------------------------------------------------------
PREFERRED STOCKS (2.5%)
=======================================================================================
BROADCASTING (0.6%)
  Paxson Communications
    Corp., PIK, 13.25%                                       59              $      585
=======================================================================================
TELECOMMUNICATIONS (0.0%)
  Intermedia
    Communications, Inc.,
    'B' PIK, 13.50%                                         325                      10
  McLeod USA, Inc., 2.50%                                 8,463                      61
  XO Communications, Inc.
    14.00%                                               14,695                      --@
  XO Communications, Inc.,
    'E' PIK, 13.00%                                       1,221                      --@
---------------------------------------------------------------------------------------
                                                                                     71
=======================================================================================
TELEPHONE (0.6%)
  Dobson Communications
    Corp., PIK, 13.00%                                      646                     633
=======================================================================================
UTILITIES (0.8%)
  TNP Enterprises, Inc., 'D'
    PIK, 14.50%                                           1,060                     795
=======================================================================================
WIRELESS COMMUNICATIONS (0.5%)
  Nextel Communications,
    Inc., 'D' PIK, 13.00%                                   470                     500
=======================================================================================
TOTAL PREFERRED STOCKS
  (Cost $4,480)                                                                   2,584
=======================================================================================

                                                         NO. OF
                                                       WARRANTS
---------------------------------------------------------------------------------------
WARRANTS (0.1%)

BROADCASTING (0.1%)
  XM Satellite Radio
    Holdings, Inc., expiring
    3/15/10                                              92,500(e)                   51
=======================================================================================
METALS (0.0%)
  Republic Technologies
    International LLC, 'D',
    expiring 7/15/09                                        720(b),(e)               --@
=======================================================================================
TELECOMMUNICATIONS (0.0%)
  McLeod USA, Inc., expiring
    4/16/07                                              18,707(e)                    8
  XO Communications, Inc.,
    expiring 1/16/10                                     14,296(e)                    6
---------------------------------------------------------------------------------------
                                                                                     14
=======================================================================================
UTILITIES (0.0%)
  SW Acquisition LP, expiring
    4/1/11                                                1,677(b),(e)                3
=======================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           STATEMENT OF NET ASSETS
                                           June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                         NO. OF                   VALUE
                                                       WARRANTS                   (000)
---------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (0.0%)
  Occidente y Caribe Celular,
    expiring 3/15/04                                    102,000(e)           $        1
=======================================================================================
TOTAL WARRANTS
  (Cost $75)                                                                         69
=======================================================================================

                                                           FACE
                                                         AMOUNT
                                                          (000)
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.2%)
=======================================================================================
REPURCHASE AGREEMENT (2.0%)
  J.P. Morgan Securities,
    Inc., 1.05%, dated
    6/30/03, due 7/1/03                              $    2,031(g)                2,031
=======================================================================================
U.S. TREASURY BILLS (0.2%)
  United States Treasury Bill,
  0.85%, 7/17/03                                            100                     100
  0.98%, 9/25/03                                            100                     100
---------------------------------------------------------------------------------------
                                                                                    200
=======================================================================================
TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,231)                                                                   2,231
=======================================================================================

                                                         AMOUNT                   VALUE
                                                          (000)                   (000)
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $108,640)                                                            $  101,665
=======================================================================================
OTHER ASSETS
  Cash                                               $      733
  Receivable for Investments Sold                         2,133
  Interest Receivable                                     2,123
  Other                                                      16                   5,005
=======================================================================================
LIABILITIES
  Payable For:
    Reverse Repurchase
      Agreements                                        (27,693)
    Payable for Investments
      Purchased                                          (1,693)
    Dividends Declared                                     (468)
    Net Unrealized Loss on
      Foreign Currency Contracts                           (221)
    Investment Advisory Fees                                (44)
    Directors' Fees and
      Expenses                                              (29)
    Professional Fees                                       (27)
    Stockholders Reporting
      Expenses                                              (23)
    Due to Broker                                           (12)
    Custodian Fees                                          (10)
    Administrative Fees                                      (5)
    Other Liabilities                                        (9)                (30,234)
=======================================================================================
NET ASSETS
  Applicable to 11,700,448, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                          $   76,436
=======================================================================================
NET ASSET VALUE PER SHARE                                                    $     6.53
=======================================================================================
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:

  Common Stock                                                               $      117
  Paid-in Capital                                                               156,145
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                              (329)
  Accumulated Net Realized Gain (Loss)                                          (72,199)
  Unrealized Appreciation (Depreciation) on
    Investments, Futures and Foreign Currency
    Translations                                                                 (7,298)
=======================================================================================
TOTAL NET ASSETS                                                             $   76,436
=======================================================================================

(a) -- Denotes all or portion of securities subject to repurchase under Reverse Repurchase Agreements as of June 30, 2003 see Note A-4 to financial statements.
(b) -- 144A Security - Certain conditions for public sale may exist.
(c) -- Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is ultimate maturity.
(d) -- Security is in default.
(e) -- Non-income producing.
(f) -- Securities valued at fair value - see note A-1 to financial statements. At June 30, 2003, the Fund held $86,000 of fair-valued securities representing 0.1% of net assets.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           STATEMENT OF NET ASSETS
                                           June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

(g) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statemnent of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@ -- Value is less than $500.
ADR -- American Depositary Receipt
PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
EUR -- Euro
GBP -- British Pound
SEK -- Swedish Krone

FUTURES CONTRACTS:

   The Fund had the following futures contracts open at period end:

                                                                   NET
                                                                UNREALIZED
                    NUMBER                                         GAIN
                      OF            VALUE       EXPIRATION        (LOSS)
                   CONTRACTS        (000)          DATE            (000)
----------------------------------------------------------------------------
 SHORT:
 5 Year U.S.
Treasury Note             47      $  5,411        Sept-03         $  32
 10 Year U.S.
Treasury Note             60         7,046        Sept-03           (31)
----------------------------------------------------------------------------
                                                                  $   1
============================================================================

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

   The Fund had the following foreign currency exchange contract(s) open at period end:

 CURRENCY                                     IN                       NET
    TO                                     EXCHANGE                UNREALIZED
 DELIVER         VALUE      SETTLEMENT       FOR         VALUE     GAIN (LOSS)
  (000)          (000)         DATE         (000)        (000)        (000)
--------------------------------------------------------------------------------
EUR  3,830     $  4,408      7/24/03      US$ 4,189    $  4,189    $      (219)
EUR    305          351      7/27/03      US$   356         356              5
GBP    190          314      7/22/03      US$   298         298            (16)
SEK  2,000          249      9/19/03      US$   259         259             10
US$    315          315      7/22/03      GBP   314         314             (1)
--------------------------------------------------------------------------------
               $  5,637                                $  5,416    $      (221)
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           Financial Statements

STATEMENT OF OPERATIONS

                                                                                                    SIX MONTHS ENDED
                                                                                                       JUNE 30, 2003
                                                                                                         (UNAUDITED)
                                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                                                         $           4,628
  Dividends                                                                                                       48
====================================================================================================================
    TOTAL INCOME                                                                                               4,676
====================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                       245
  Interest Expense on Reverse Repos                                                                              196
  Professional Fees                                                                                               43
  Administrative Fees                                                                                             24
  Custodian Fees                                                                                                  17
  Directors' Fees and Expenses                                                                                     4
  Stockholder Reporting Expenses                                                                                   2
  Other Expenses                                                                                                  73
====================================================================================================================
    TOTAL EXPENSES                                                                                               604
====================================================================================================================
      NET INVESTMENT INCOME                                                                                    4,072
====================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                (15,436)
  Foreign Currency Transactions                                                                                 (404)
  Futures Contracts                                                                                             (732)
====================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                 (16,572)
====================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                 27,339
  Foreign Currency Translations                                                                                   64
  Futures Contracts                                                                                              404
====================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                          27,807
====================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                 11,235
====================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  $          15,307
====================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                                   JUNE 30, 2003          YEAR ENDED
                                                                                     (UNAUDITED)   DECEMBER 31, 2002
                                                                                           (000)               (000)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income                                                         $          4,072   $           9,027
  Net Realized Gain (Loss)                                                               (16,572)            (45,871)
  Change in Unrealized Appreciation (Depreciation)                                        27,807              24,964
====================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       15,307             (11,880)
====================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                   (2,807)             (9,048)
====================================================================================================================
Capital Share Transactions:
  Reinvestment of Distributions (9,704 and 34,465 shares, respectively)                       58                 229
====================================================================================================================
  TOTAL INCREASE (DECREASE)                                                               12,558             (20,699)
====================================================================================================================
Net Assets:
  Beginning of Period                                                                     63,878              84,577
====================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME OF $(329) AND $(1,594), RESPECTIVELY)                 $         76,436   $          63,878
====================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           Financial Statements

STATEMENT OF CASH FLOWS

                                                                                SIX MONTHS ENDED
                                                                                   JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                           (000)
------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Long-Term Investments                   $         35,289
  Purchases of Long-Term Investments                                                     (31,972)
  Net (Increase) Decrease in Short-Term Investments                                         (489)
  Net Realized Gain (Loss) on Foreign Currency Transactions                                 (404)
  Net Realized Gain (Loss) on Futures Contracts                                             (732)
  Net Investment Income                                                                    4,072
  ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED BY
    OPERATING ACTIVITIES:
    Net (Increase) Decrease in Receivables Related to Operations                             112
    Net Increase (Decrease) in Payables Related to Operations                                163
    Accretion/Amortization of Discounts and Premiums                                        (401)
------------------------------------------------------------------------------------------------
  Net Cash Provided by Operating Activities                                                5,638
------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Cash Received (Paid) for Reverse Repurchase Agreements                                  (2,019)
  Cash Distributions Paid                                                                 (2,749)
------------------------------------------------------------------------------------------------
  Net Cash Used for Financing Activities                                                  (4,768)
------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Cash                                                            870
CASH AT BEGINNING OF PERIOD                                                                 (137)
------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                           $            733
================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2003      -----------------------------------------------------------
                                                    (UNAUDITED)          2002        2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $           5.46      $   7.26    $   9.31    $   12.73    $   13.62    $   15.19
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                      0.35+         0.78+       1.15         1.26         1.28         1.34
Net Realized and Unrealized Gain (Loss)
  on Investments                                           0.96         (1.80)      (2.01)       (3.38)       (0.44)       (0.66)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                       1.31         (1.02)      (0.86)       (2.12)        0.84         0.68
--------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                   (0.24)        (0.78)      (1.19)       (1.30)       (1.38)       (1.42)
  Net Realized Gain                                          --            --          --           --           --        (0.83)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                   (0.24)        (0.78)      (1.19)       (1.30)       (1.38)       (2.25)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to
  Shares issued through Rights Offering                      --            --          --           --        (0.32)          --
--------------------------------------------------------------------------------------------------------------------------------
Offering Costs                                               --            --          --           --        (0.03)          --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $           6.53      $   5.46    $   7.26    $    9.31    $   12.73    $   13.62
================================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD          $           6.49      $   5.38    $   8.04    $    9.44    $   11.06    $   15.38
================================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                            25.42%**     (24.16)%     (2.82)%      (4.02)%     (18.14)%      11.15%
  Net Asset Value (1)                                     24.28%**     (14.69)%    (11.05)%     (17.72)%       6.34%        4.12%
================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)          $         76,436      $ 63,878    $ 84,577    $ 107,840    $ 147,289    $ 119,940
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                    1.73%*        2.92%       4.02%        3.84%        2.99%        2.23%
Ratio of Expenses Excluding Interest Expense
  to Average Net Assets                                    1.06%*        1.25%       1.17%        1.05%        1.09%        1.10%
Ratio of Net Investment Income to
  Average Net Assets                                      11.64%*       12.69%      13.37%       11.02%        9.43%        9.00%
Portfolio Turnover Rate                                      36%**         56%         51%          35%          40%          78%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amount is based on average shares outstanding.
*    Annualized
**   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS

     Morgan Stanley High Yield Fund, Inc. (the "Fund") was incorporated on September 23, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in high yield securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Statement of Net Assets.

     At June 30, 2003 the Fund had a reverse repurchase agreement outstanding with Salomon Smith Barney as follows:

                                                                     MATURITY IN
                                                                       LESS THAN
                                                                        365 DAYS
     ---------------------------------------------------------------------------
     Value of Securities Subject to Repurchase                      $ 27,498,000
     Liability Under Reverse Repurchase Agreement                   $ 27,693,000
     Weighted Average Days to Maturity                                        30

     The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2003, was approximately $28,571,000 at a weighted average interest rate of 1.66%.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund have utilized and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

7. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     The Fund may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

8. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.70% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank and its affiliates serve as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 were as follows:

      2002 DISTRIBUTIONS       2001 DISTRIBUTIONS
         PAID FROM:               PAID FROM:
           (000)                    (000)
-------------------------    ---------------------
                LONG-TERM                LONG-TERM
    ORDINARY      CAPITAL    ORDINARY      CAPITAL
      INCOME         GAIN      INCOME         GAIN
--------------------------------------------------
    $  9,048       $  --     $ 13,777        $  --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

                                           June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

differ from accounting principles generally accepted in the United States of America. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed (distributions in excess of) net investment income for the purpose of calculating net investment income
(loss) per share in the financial highlights.

At December 31, 2002, the Fund had no distributable earnings on a tax basis.

At June 30, 2003, the Federal income tax cost basis of securities was $108,640,000 and, accordingly, net unrealized depreciation for Federal income tax purposes was $6,975,000 of which $9,848,000 related to appreciated securities and $16,823,000 related to depreciated securities.

At December 31, 2002, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $34,123,000 available to offset future capital gains of which $1,337,000 will expire on December 31, 2007, $4,197,000 will expire on December 31, 2008, $4,214,000 to expire on December 31, 2009 and $24,375,000 will expire on December 31, 2010. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2001, the Fund deferred to January 1, 2002, for U.S. Federal income tax purposes, post-October capital losses of $21,035,000 and post-October currency losses of $230,000.

F. OTHER: During the six months ended June 30, 2003, the Fund made purchases and sales totaling approximately $33,665,000 and $37,087,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

A substantial portion of the Fund's total investments consist of high yield securities rated below investment grade. Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the statement of net assets and the differences could be material.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At June 30, 2003, the deferred fees payable under the Plan totaled $29,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets. The deferred portion of Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $2,700 due to these fluctuations.

On June 17, 2003, the Board of Directors declared a distribution of $0.04 per share, derived from net investment income, payable on July 15, 2003, to stockholders of record on June 30, 2003.

PROPOSAL:

     1. To elect the following Directors, effective July 31, 2003:

                                 VOTES IN        VOTES
                                 FAVOR OF       AGAINST
                             ------------------------------
1) Michael Bozic                10,331,119      192,315

2) Charles A. Fiumefreddo       10,331,969      192,465

3) Edwin J. Garn                10,331,969      192,465

4) Wayne E. Hedien              10,331,969      192,465

5) James F. Higgins             10,331,969      192,465

6) Dr. Manuel H. Johnson        10,331,969      192,465

7) Philip J. Purcell            10,331,969      192,465

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                           MORGAN STANLEY HIGH YIELD FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

   Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

   Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

   The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

   In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

   Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:


Morgan Stanley High Yield Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8.  [RESERVED.]
ITEM 9.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley High Yield Fund, Inc.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

By:      James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2003